Stockholders' Equity, Redeemable Convertible Preferred Stock and Redeemable Non-controlling Interest	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity, Redeemable Convertible Preferred Stock and Redeemable Non-controlling Interest

Note 14.   Stockholders’ Equity, Convertible Preferred Stock and Redeemable Non-controlling Interest

Convertible Preferred Stock

The Board of Directors has authorized 50.0 million shares of convertible preferred stock, $0.001 par value, issuable in series. As of September 30, 2022 and December 31, 2021, 7.0 million shares of Series A preferred stock were issued and outstanding. The Series A preferred stock shall be entitled to one vote per common stock on an as-converted basis and is only entitled to receive dividends when and if declared by the Board.

Each share of Series A Preferred Stock shall be convertible, at the option of the holder thereof, at any time, at the office of the Company or any transfer agent for such stock, into ten fully paid and nonassessable shares of Common Stock, and redeemable at a stated dollar amount upon a merger/consolidation/change in control.

Upon the occurrence of a liquidation event, the holders of shares of Series A Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, whether from capital, surplus or earnings, an amount per share equal to $0.50, as may be adjusted from time to time plus all accrued, but unpaid dividends, whether declared or not.

Common Stock

Our Board has authorized 1,500 million shares of common stock, $0.001 par value.

2022 Equity Transactions

The Company issued 1.1 million and 1.5 million shares during the three and nine months ended September 30, 2022 for professional service received and the employee stock option exercise.

SEPA agreement with YA II PN, Ltd

On September 1, 2022 the Company entered into SEPA with YA II PN and subsequently amended it on September 15, 2022. The Company will be able to sell up to 150.0 million shares of its common stock at the Company’s request any time during the 36 months following the date of the Amended SEPA’s entrance into force. The shares would be purchased at 95% of the market price and would be subject to certain limitations, including that YA could not purchase any shares that would result in it owning more than 4.99% of the Company’s common stock. Pursuant to the SEPA, the Company is required to register all shares which YA II PN may acquire. The Company is required to have a Registration Statement declared effective by the SEC before it can raise any funds using the SEPA. There are no other restrictions on future financing transactions. The SEPA does not contain any right of first refusal, participation rights, penalties or liquidated damages. The Company has paid YA Global II SPV, LLC, a subsidiary of YA II PN, a structuring fee in the amount of $10,000, and, on the Effective Date, the Company agreed to issue to YA II PN an aggregate of 0.6 million Common Shares, as a commitment fee. Unless earlier terminated as provided under the SEPA, the SEPA shall terminate automatically on the earliest of (i) the first day of the month next following the 36 month anniversary of the Effective Date or (ii) the date on which the YA II PN shall have made payment of Advances pursuant to the SEPA for the Common Shares equal to the Commitment Amount. The Company issued 1.5 million shares as a commitment fee during the three and nine months ended September 30, 2022.

US Hybrid Escrow Shares

On July 12, 2022, the Company received 6,600,000 shares of common stock back from the escrow agent pursuant to the triggering of a legal condition that permitted the Company to reclaim 100% of the shares held in escrow. The Company has concluded that the return of these shares does not constitute a change in the purchase consideration of US Hybrid and accounts for this transaction as a Treasury Stock transaction in the third quarter of 2022.

Refer to Note 13 for information related to issuance of common stock with convertible notes, Note 16 for information related to the issuance to common stock for option exercise. The Company issued 1.1 million shares during the three and nine months ended September 30, 2022 for the services received.

2021 Equity Transactions

SEDA agreement with YA II PN, Ltd

On June 11, 2021, the Company entered into a SEDA with YA II PN. The Company will be able to sell up to 80.4 million shares of its common stock at the Company’s request any time during the 36 months following the date of the SEDA’s entrance into force. The shares would be purchased at (i) 95.0% of the Market Price if the applicable pricing period is two consecutive trading days or (ii) 96.0% of the Market Price if the applicable pricing period is five consecutive trading days, and, in each case, would be subject to certain limitations, including that YA II PN could not purchase any shares that would result in it owning more than 4.99% of the Company’s common stock. “Market Price” shall mean the lowest daily volume weighted average price of the Company’s common stock during the two or five consecutive trading days, as applicable, commencing on the trading day following the date the Company submits an advance notice to YA II PN. Pursuant to the SEDA, the Company is required to register all shares which YA II PN may acquire. The SEDA contains customary representations, warranties and agreements of the Company and YA II PN, indemnification rights and other obligations of the parties. YA II PN has covenanted not to cause or engage in any direct or indirect short selling or hedging of the Company’s shares of common stock. During the six months ended June 30, 2021, the Company issued 10.0 million shares of common stock for a total of $27.3 million.

Redeemable Non-controlling Interest

The Company and Qingdao formed an entity named New Energy. Qingdao entered into a capital subscription agreement for a total of RMB 200.0 million ($28.0 million), and made the first capital contribution of RMB 50.0 million ($7.0 million) in the three months ended March 31, 2020. The remaining RMB 150.0 million ($21.0 million) are payable in three installments of RMB 50.0 million ($7.0 million) upon New Energy attaining certain revenue or market value benchmarks.

The investment agreement stipulates that New Energy must pay Qingdao dividends at the rate of 6.0%. After one year, Qingdao may sell its investment to an institutional investor, and after three years may redeem its investment for the face amount plus 6.0% interest less dividends paid. The redemption feature was neither mandatory nor certain. Due to the redemption feature, the Company had classified the investment outside of permanent equity. Redeemable non-controlling interest is recorded as at the greater of (i) the redemption amount or (ii) the cumulative amount that would result from applying the measurement guidance in ASC 810.

In the year ended December 31 2021, Qingdao officially requested redemption of the invested funds and dividend, RMB 56.0 million ($7.9 million) in total. The Company has designated New Energy to pay the redemption price. After the payment, New Energy owns 100% of Qingdao. Because Qingdao Medici cannot complete its foreign exchange settlement prior to December 31, 2021, New Energy made the payment on behalf of Qingdao Medici. Qingdao, Qingdao Medici and New Energy agreed that Qingdao Medici will make the payment to Qingdao directly when it completes the foreign exchange settlement and Qingdao will return the money previously paid by New Energy to New Energy immediately after it receives the fund from Qingdao Medici.

The following table summarizes activity for the redeemable non-controlling interest (in thousands):

	Nine months ended
	September 30, 2022	September 30, 2021
Beginning balance	$—	$7,485
Initial investment	—	—
Accretion of dividend	—	347
Loss attributable to non-controlling interest	—	(195)
Adjustment to redemption value	—	195
Ending balance	$—	$7,832

Sales agreement with Roth Capital

On February 26, 2021, the Company entered into a sales agreement with Roth Capital. In accordance with the terms of the sales agreement, the Company may offer and sell from time to time through Roth Capital the Company’s common stock having an aggregate offering price of up to $150.0 million. The Company shall pay to Roth Capital in cash, upon each sale of such shares pursuant to the sales agreement, an amount equal to 3.0% of the gross proceeds from each sale of such shares. During the three months ended September 30, 2021, the Company issued 17.6 million shares of common stock and received net proceeds of $53.4 million after deducting $1.7 million commission and transaction fees.

Refer to Note 7 for information related to the issuance to common stock for acquisitions, Note 14 for information related to issuance of common stock with convertible notes, Note 17 for information related to the issuance to common stock for option exercise.

Note 16.   Stockholders’ Equity, Redeemable Convertible Preferred Stock and Redeemable Non-controlling Interest

Convertible Preferred Stock

Our Board has authorized 50.0 million shares of convertible preferred stock, $0.001 par value, issuable in series. As of December 31, 2021 and 2020, 7.0 million shares of Series A preferred stock were issued and outstanding. The Series A preferred stock shall be entitled to one vote per common stock on an as-converted basis and is only entitled to receive dividends when and if declared by the Board.

Each share of Series A Preferred Stock shall be convertible, at the option of the holder thereof, at any time, at the office of the Company or any transfer agent for such stock, into ten fully paid and nonassessable shares of Common Stock, and redeemable at a stated dollar amount upon a merger/consolidation/change in control.

Upon the occurrence of a liquidation event, the holders of shares of Series A Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, whether from capital, surplus or earnings, an amount per share equal to $0.50, as may be adjusted from time to time plus all accrued, but unpaid dividends, whether declared or not.

Common Stock

Our Board has authorized 1,500 million shares of common stock, $0.001 par value.

Redeemable Non-controlling Interest

The Company and Qingdao formed an entity named New Energy. Qingdao entered into a capital subscription agreement for a total of RMB 200.0 million ($28.0 million), and made the first capital contribution of RMB 50.0 million ($7.0 million) in the three months ended March 31, 2020. The remaining RMB 150.0 million ($21.0 million) was payable in three installments of RMB 50.0 million ($7.0 million) upon New Energy attaining certain revenue or market value benchmarks~~.~~

The investment agreement stipulated that New Energy must pay Qingdao dividends at the rate of 6.0%. After one year, Qingdao may sell its investment to an institutional investor, and after three years may redeem its investment for the face amount plus 6.0% interest less dividends paid. The redemption feature was neither mandatory nor certain. Due to the redemption feature, the Company had classified the investment outside of permanent equity. Redeemable non-controlling interest is recorded as the greater of (i) the redemption amount or (ii) the cumulative amount that would result from applying the measurement guidance in ASC 810.

In the year ended December 31, 2021, Qingdao officially requested redemption of the invested funds and dividend, RMB 56.0 million ($7.9 million) in total prior to December 31, 2021. The Company designated Qingdao Medici to pay the redemption price. After the payment, Qingdao Medici owns 100% of New Energy. Because Qingdao Medici cannot complete its foreign exchange settlement prior to December 31, 2021, New Energy made the payment on behalf of Qingdao Medici. Qingdao, Qingdao Medici and New Energy agreed that Qingdao Medici will make the payment to Qingdao directly when it completes the foreign exchange settlement and Qingdao will return the money previously paid by New Energy to New Energy immediately after it receives the fund from Qingdao Medici.

The following table summarizes activity for the redeemable non-controlling interest for the years ended December 31, 2021 and 2020 (in thousands):

January 1, 2020
Initial investment	$7,047
Accretion of dividend	438
Loss attributable to non-controlling interest	(135)
Adjustment to redemption value	135
December 31, 2020	7,485
Accretion of dividend	464
Loss attributable to non-controlling interest	(206)
Adjustment to redemption value	206
Settlement	(7,949)
December 31, 2021	$—

2021 Equity Transactions

On February 26, 2021, the Company entered into a sales agreement with Roth Capital. In accordance with the terms of the sales agreement, the Company may offer and sell from time to time through Roth Capital the Company’s common stock having an aggregate offering price of up to $150.0 million. The Company shall pay to Roth Capital in cash, upon each sale of such shares pursuant to the sales agreement, an amount equal to 3.0% of the gross proceeds from each sale of such shares. During the year ended December 31, 2021, the Company issued 50.4 million shares of common stock and received net proceeds of $145.5 million after deducting $4.5 million commission and transaction fees.

On June 11, 2021, the Company entered into a SEDA with YA II PN. The Company will be able to sell up to $80.4 million shares of its common stock at the Company’s request any time during the 36 months following the date of the SEDA’s entrance into force. The shares would be purchased at (1) 95% of the Market Price if the applicable pricing period is two consecutive trading days or (2) 96% of the Market Price if the applicable pricing period is five consecutive trading days, and, in each case, would be subject to certain limitations, including that YA II PN could not purchase any shares that would result in it owning more than 4.99% of the Company’s common stock. “Market Price” shall mean the lowest daily volume weighted average price of the Company’s common stock during the two or five consecutive trading days, as applicable, commencing on the trading day following the date the Company submits an advance notice to YA II PN. Pursuant to the SEDA, the Company is required to register all shares which YA II PN may acquire. The SEDA contains customary representations, warranties and agreements of the Company and YA II PN, indemnification rights and other obligations of the parties. YA II PN has covenanted not to cause or engage in any direct or indirect short selling or hedging of the Company’s shares of common stock. During the year ended December 31, 2021, the Company issued 10.0 million shares of common stock for a total of $27.3 million.

On August 12, 2021, the Company entered into a controlled equity offering sales agreement with Cantor. In accordance with the terms of the agreement, the Company may offer and sell from time to time through or to Cantor, as sales agent or principal, the Company’s common stock having an aggregate offering price of up to $350.0 million. The shares will be offered and sold pursuant to the Company’s shelf registration statement on Form S-3 (Registration No. 333- 252230.) The Company shall pay to Cantor in cash, upon each sale of shares pursuant to this agreement, an amount equal to up to 3.0% of the aggregate gross proceeds from each sale of shares. During the year ended December 31, 2021, the Company issued 7.9 million shares of common stock and received net proceeds of $15.7 million after deducting $0.4 million commission and transaction fees.

Refer to Note 8 for information related to the issuance to common stock for acquisitions, Note 15 for information related to issuance of common stock with convertible notes, Note 18 for information related to the issuance to common stock for option exercise.

2020 Equity Transactions

The Company entered into a SEDA with YA II PN on April 3, 2020 and amended the SEDA to reduce the aggregate amount of facility from $50.0 million to $45.0 million on June 9, 2020, and terminated the SEDA on September 10, 2020. The Company had the right to issue and sell to YA II PN up to $45.0 million of the Company’s common stock over 36 months following the date of the SEDA’s entrance into force, the maximum amount of each of which is limited to $1.0 million. In connection with the SEDA, the Company issued commitment shares to a subsidiary of YA II PN on April 3, 2020 The Company recognized such commitment shares as deferred offering costs and additional paid-in capital for a total of $0.9 million and, subsequently fully charged these costs against the gross proceeds received from SEDA for the year ended December 31, 2020.

The Company entered into the second SEDA with YA II PN on September 4, 2020. The Company was able to sell up to $150.0 million of its common stock at the Company’s request any time during the 36 months following the date of the SEDA’s entrance into force.

For each share of common stock purchased under the SEDA, YA II PN was to pay 90% of the lowest VWAP of the Company’s shares during the five trading days following the Company’s advance notice to YA II PN. In general, the VWAP represents the sum of the value of all the sales of the Company’s common stock for a given day (the total shares sold in each trade times the sales price per share of the common stock for that trade), divided by the total number of shares sold on that day.

YA II PN’s obligation under the SEDA was subject to certain conditions, including the Company maintaining the effectiveness of a registration statement for the securities sold under the SEDA. In addition, the Company could not request advances if the common shares to be issued would result in YA II PN owning more than 4.99% of the Company’s outstanding common stock, with any such request being automatically modified to reduce the advance amount.

The SEDA contained customary representations, warranties and agreements of the Company and YA II PN, indemnification rights and other obligations of the parties. YA II PN had covenanted not to cause or engage in any direct or indirect short selling or hedging of the Company’s shares of common stock.

During the year ended December 31, 2020, the Company issued 122.9 million shares of common stock for a total of $182.5 million under the SEDA.

Refer to Note 15 for information related to issuance of common stock resulting from the conversion of convertible notes, Note 17 for information related to the issuance of common stock resulting from the conversion of convertible notes with related parties, Note 18 for information related to the issuance to common stock for warrant and option exercise, and Note 8 for the information related to the issuance of common stock for DBOT contingent consideration.

2019 Equity Transactions

Refer to Note 15 for information related to issuance of common stock resulting from the conversion of convertible notes, Note 8 for information related to the issuance of common stock resulting from the business acquisitions and Note 12 for the information related to the issuance of common stock for long-term investment. The Company also issued 7.4 million shares of common stock related to asset acquisitions.